SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Basis of Presentation (Policies)	12 Months Ended
May 31, 2020
Policies
Basis of Presentation

Basis of presentation

The audited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are presented in US dollars.